CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' DEFICIT (Parenthetical)	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2009
Common stock, 200-to-1 reverse common stock split	200	200